Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Share Capital

The composition of the Company’s share capital is as follows:

	December 31, 2024			December 31, 2023
	Authorized	Issued	Outstanding	Authorized	Issued	Outstanding

Ordinary shares, NIS 1 par value each	25,000,000	15,901,287	15,332,667	25,000,000	15,901,287	15,332,667